Organization and Business Description (Details) - Schedule of Operation of the UFG Entities - Variable Interest Entity [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operation of the UFG Entities [Abstract]
Net revenue	$ 9,365,730	$ 5,198,990	$ 8,251,610
Net income	$ 1,765,358	$ 829,557	$ 1,875,684